                          [CLIFFORD CHANCE LETTERHEAD]

June 1, 2007

VIA EDGAR
---------

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-4720
Attn:  Larry Greene, Esq.
       Harry Eisenstein, Esq.

RE:      MORGAN STANLEY FOCUS GROWTH FUND AND
         MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES,
         ON BEHALF OF ITS FOCUS GROWTH PORTFOLIO
         DEFINITIVE PROXY STATEMENT ON SCHEDULE 14A

Dear Mr. Greene and Mr. Eisenstein:

On behalf of our clients, Morgan Stanley Focus Growth Fund and Morgan Stanley
Select Dimensions Investment Series, on behalf of its Focus Grow Portfolio
(collectively, the "Funds"), set forth below are the responses to the comments of the Staff of the Division of Investment Management (the "Staff") of the
Securities and Exchange Commission (the "Commission") provided over the telephone on May 25th and May 30th. The responses to the Staff's comments are set out below.

We have enclosed with this letter a marked copy of the Definitive Proxy
Statement on Schedule 14A, which was filed today by the Funds via EDGAR, reflecting all changes to the Proxy Statement.

COMMENT 1.        THE PRELIMINARY PROXY IN PROPOSAL 1 PROPOSES TO CHANGE THE
                  CLASSIFICATION OF EACH FUND FROM A DIVERSIFIED FUND TO A
                  NON-DIVERSIFIED FUND. PLEASE DESCRIBE ANY COSTS ASSOCIATED
                  WITH SUCH CHANGE IN CLASSIFICATION.

                           Response 1. There are no plans to sell in a concerted
                           effort the existing investments of the Funds after
                           the proposed change in classification occurs. As
                           such, no costs will be associated with such status
                           change.

COMMENT 2.        ON PAGE 4, YOU STATE THAT EACH FUND CHANGED ITS NAME FROM
                  MORGAN STANLEY AMERICAN OPPORTUNITIES FUND TO MORGAN STANLEY
                  FOCUS GROWTH FUND. SINCE BOTH FUNDS DO NOT HAVE THE NAME
                  MORGAN STANLEY FOCUS GROWTH FUND, PLEASE REVISE THE PROXY
                  STATEMENT TO REFLECT THE CORRECT NAMES OF BOTH FUNDS.

                           Response 2. The proxy statement has been revised
                           accordingly.

COMMENT 3.        INVESTMENT COMPANY ACT RELEASE NO. 179 CONTAINS GUIDANCE
                  REGARDING THE STAFF'S VIEWS OF THE DE FACTO CHANGE IN
                  CLASSIFICATION IF A NON-DIVERSIFIED FUND OPERATES IN A
                  DIVERSIFIED MANNER FOR A PERIOD OF MORE THAN THREE CONSECUTIVE
                  YEARS. PLEASE BECOME FAMILIAR WITH SUCH GUIDANCE AND ENSURE
                  THAT SUCH GUIDANCE WILL BE FOLLOWED.

                           Response 3. The Funds are familiar with Investment
                           Company Act Release No. 179 and the proposed change
                           is consistent with such guidance.

COMMENT 4.        PLEASE REVISE THE SUMMARY OF PROPOSAL 2 ON THE PROXY CARD TO
                  CLARIFY TO SHAREHOLDERS WHAT THE PROPOSED CHANGE IS.

                           Response 4. The proxy card has been revised
                           accordingly.

COMMENT 5.        ON PAGE 6, PLEASE REVISE THE SUB-SECTION ENTITLED
                  "SUBMISSION OF SHAREHOLDER PROPOSALS" TO DESCRIBE THE
                  PROCEDURES SHAREHOLDERS MUST TAKE TO SUBMIT A PROPOSAL FROM
                  THE FLOOR AT A SHAREHOLDER MEETING SUBSEQUENT TO THE PROPOSED
                  AUGUST 1ST MEETING.

                           Response 5. The proxy card has been revised to
                           include such procedures.

COMMENT 6.        IN PROPOSAL 2, PLEASE EXPAND THE RATIONALE FOR CHANGING EACH
                  FUND'S INVESTMENT OBJECTIVE.

                           Response 6. The proxy statement has been revised
                           accordingly.

         If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at
212-878-8110.

                                         Very truly yours,

                                         By: /s/ Richard Horowitz
                                             --------------------
                                             Richard Horowitz